REVENUE (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHY

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Quarter ended		Year-to-date period ended
Revenue by Phase in Well’s Lifecycle:	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Production Services	$139,034	$95,358	$272,224	$187,471
Drilling and Evaluation Services	64,215	64,541	130,324	124,132
Total revenue by phase in well’s life cycle	$203,249	$159,899	$402,548	$311,603